SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	12. SUBSEQUENT EVENTS From January 1, 2024 to May 15, 2024, the Company sold a total of 22,530,000 shares of common stock (and warrants) in private placements for proceeds of $225,300.